Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000007979 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007979 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007979 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007979 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007979 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007979 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007979 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007979 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000007979 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007979 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007979 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007979 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007979 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007980 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007980 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007980 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007980 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007980 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007980 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000007980 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007980 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007980 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007980 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007980 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%